Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Interest Rates: 2 Year U.S. Treasury Note [Member]
Investment term, years	2	2
Contracts	1,300	244
Investment settlement date	March 2012	March 2011
Long Futures Contracts: Interest Rates: 5 Year U.S. Treasury Note [Member]
Investment term, years	5
Contracts	1,202
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates: 10 Year U.S. Treasury Note [Member]
Investment term, years	10
Contracts	568
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates: 30 Year U.S. Treasury Bond [Member]
Investment term, years	30
Contracts	141
Investment settlement date	March 2012